Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Operations
Sales	$ 2,162,032	$ 0	$ 1,316,304	$ 0
Cost of Goods Sold	1,126,244	0	914,759	0
Gross Profit	1,035,788		401,545	0
General and Administrative expense	210,166	716	110,520	56,177
Salaries	368,660	0	258,913	0
Rent	129,735	0	146,013	10,000
Utilities	33,453	0	29,956	0
Professional fees	26,120	0	18,728	16,284
Consulting	217,352	105,000	667,976	383,973
Depreciation	96,106	0	232,271	0
Total Expenses	1,081,592	105,716	1,464,377	466,434
Net Profit From Operations	(45,804)	(105,716)	(1,062,832)	(466,434)
Other Income / (Expenses)
Gain on Debt settlement	0	0	0	0
Financing Fees	(1,492,127)	0	(36,860)	(23,800)
Interest Expense	(30,544)	0	(70,974)	0
Net Profit / (Loss) Before Income Taxes	(1,568,475)	(105,716)	(1,170,666)	(490,234)
Income Tax Expense	0	0	0	0
Net Profit / (Loss)	$ (1,568,475)	$ (105,716)	$ (1,170,666)	$ (490,234)
NET LOSS PER COMMON SHARE - BASIC & DILUTED	$ (0.13)	$ (0.01)	$ (0.09)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC & DILUTED	12,515,789	12,508,011	12,508,011	12,508,011